Share-based Compensation (Tables) - 2019 incentive plan	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Schedule of fair value assumptions on options

	For the year ended December 31,
	2022	2023	2024
Expected volatility	51.97%	53.06%	53.87%
Expected dividend yield	—	—	—
Contractual term (in year)	10	10	10
Risk-free interest rate	3.57%	3.77%	4.22%

Summary of stock option activity under the 2019 Incentive Plan

		Weighted		Weighted average
		average exercise	Aggregate intrinsic	remaining
	Number of	price US$ per	value	contractual
	shares	share	US$	years
Outstanding at December 31, 2021	94,830,430	0.0001	4,324,268	8.44
Granted during the year	3,167,881	0.0001	—	—
Exercised during the year	(2,107,600)	0.0001	—	—
Forfeited / Cancelled during the year	(1,861,733)	0.0001	—	—
Outstanding at December 31, 2022	94,028,978	0.0001	3,881,516	7.53
Granted during the year	875,004	0.0001	—	—
Exercised during the year	(674,082)	0.0001	—	—
Forfeited during the year	(5,074,304)	0.0001	—	—
Outstanding at December 31, 2023	89,155,596	0.0001	1,997,085	6.62
Granted during the year	84,256	0.0001	—	—
Exercised during the year	(10,243,525)	0.0001	—	—
Forfeited during the year	(3,221,189)	0.0001	—	—
Outstanding at December 31, 2024	75,775,138	0.0001	477,368	5.62
Exercisable at December 31, 2024	71,244,501